Other Financial Liabilities - Schedule of Fair Value Assumptions of Financial Liabilities (Details)	12 Months Ended
	Jun. 30, 2020 AUD ($) $ / shares shares	Jun. 30, 2020 $ / shares shares
Binomial Pricing Model One [Member]
Statement Line Items [Line Items]
Valuation date	Jun. 30, 2020
Grant Date	Apr. 03, 2020
Warrants issued | shares	40,114,200	40,114,200
Underlying asset price	$ 0.0050
Risk free rate	0.398%
Volatility	134.00%
Exercise price presented in United States Dollar		$ 0.00365
Exercise price presented in Australian Dollar	$ 0.0053
Time to maturity of underlying warrants (years)	5 years
Value per warrant in Australian Dollar	$ 0.0043
Model used	Binomial
Valuation amount | $	$ 172,491
Binomial Pricing Model One [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Exchange rate at valuation date	$ 1
Binomial Pricing Model One [Member] | Bottom of Range [Member]
Statement Line Items [Line Items]
Exchange rate at valuation date		$ 0.689
Observable Market Conditions One [Member]
Statement Line Items [Line Items]
Valuation date	Apr. 03, 2020
Grant Date	Apr. 03, 2020
Warrants issued | shares	40,114,200	40,114,200
Underlying asset price	$ 0.0050
Risk free rate	0.411%
Volatility	140.54%
Exercise price presented in United States Dollar		$ 0.00365
Exercise price presented in Australian Dollar	$ 0.0061
Time to maturity of underlying warrants (years)	5 years
Value per warrant in Australian Dollar	$ 0.0044
Model used	Binomial
Valuation amount | $	$ 175,137
Observable Market Conditions One [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Exchange rate at valuation date	$ 1
Observable Market Conditions One [Member] | Bottom of Range [Member]
Statement Line Items [Line Items]
Exchange rate at valuation date		$ 0.712
Binomial Pricing Model Two [Member]
Statement Line Items [Line Items]
Valuation date	Jun. 30, 2020
Grant Date	Apr. 23, 2020
Warrants issued | shares	28,177,578	28,177,578
Underlying asset price	$ 0.0050
Risk free rate	0.398%
Volatility	134.00%
Exercise price presented in United States Dollar		$ 0.00417
Exercise price presented in Australian Dollar	$ 0.0060
Time to maturity of underlying warrants (years)	5 years
Value per warrant in Australian Dollar	$ 0.0042
Model used	Binomial
Valuation amount | $	$ 118,346
Binomial Pricing Model Two [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Exchange rate at valuation date	$ 1
Binomial Pricing Model Two [Member] | Bottom of Range [Member]
Statement Line Items [Line Items]
Exchange rate at valuation date		$ 0.689
Observable Market Conditions Two [Member]
Statement Line Items [Line Items]
Valuation date	Apr. 23, 2020
Grant Date	Apr. 23, 2020
Warrants issued | shares	28,177,578	28,177,578
Underlying asset price	$ 0.0060
Risk free rate	0.444%
Volatility	142.70%
Exercise price presented in United States Dollar		$ 0.00417
Exercise price presented in Australian Dollar	$ 0.0065
Time to maturity of underlying warrants (years)	5 years
Value per warrant in Australian Dollar	$ 0.0053
Model used	Binomial
Valuation amount | $	$ 149,693
Observable Market Conditions Two [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Exchange rate at valuation date	$ 1
Observable Market Conditions Two [Member] | Bottom of Range [Member]
Statement Line Items [Line Items]
Exchange rate at valuation date		$ 0.712
Binomial Pricing Model Three [Member]
Statement Line Items [Line Items]
Valuation date	Jun. 30, 2020
Grant Date	Jun. 01, 2020
Warrants issued | shares	156,000,000	156,000,000
Underlying asset price	$ 0.0050
Risk free rate	0.398%
Volatility	134.00%
Exercise price presented in United States Dollar		$ 0.00417
Exercise price presented in Australian Dollar	$ 0.0060
Time to maturity of underlying warrants (years)	5 years
Value per warrant in Australian Dollar	$ 0.0044
Model used	Binomial
Valuation amount | $	$ 686,400
Binomial Pricing Model Three [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Exchange rate at valuation date	$ 1
Binomial Pricing Model Three [Member] | Bottom of Range [Member]
Statement Line Items [Line Items]
Exchange rate at valuation date		$ 0.689
Observable Market Conditions Three [Member]
Statement Line Items [Line Items]
Valuation date	Jun. 01, 2020
Grant Date	Jun. 01, 2020
Warrants issued | shares	156,000,000	156,000,000
Underlying asset price	$ 0.0060
Risk free rate	0.397%
Volatility	142.94%
Exercise price presented in United States Dollar		$ 0.00417
Exercise price presented in Australian Dollar	$ 0.0061
Time to maturity of underlying warrants (years)	5 years
Value per warrant in Australian Dollar	$ 0.0054
Model used	Binomial
Valuation amount | $	$ 848,252
Observable Market Conditions Three [Member] | Top of Range [Member]
Statement Line Items [Line Items]
Exchange rate at valuation date	$ 1
Observable Market Conditions Three [Member] | Bottom of Range [Member]
Statement Line Items [Line Items]
Exchange rate at valuation date		$ 0.712